INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Securities
Trading securities, net unrealized gains (losses)	$ 19	$ (5)	$ (3)
Marketable securities	184	138
Other assets	82	73
Trading Securities	$ 266	$ 211